Derivative instruments (Tables)	3 Months Ended
Jun. 30, 2019
Derivative financial instruments
Derivative [Line Items]
Disclosure Of Financial Assets Explanatory
As of 30.6.19, USD billion	Derivativefinancialassets	Notional valuesrelated to derivativefinancial assets[3]	Derivativefinancialliabilities	Notional valuesrelated to derivativefinancial liabilities[3]	Othernotionalvalues[4]
Derivative financial instruments[1,2]
Interest rate contracts	44.4	1,167	39.5	1,133	11,968
Credit derivative contracts	2.2	73	3.3	75	0
Foreign exchange contracts	48.1	3,190	48.9	3,091	1
Equity / index contracts	23.6	467	26.4	553	111
Commodity contracts	2.9	70	2.6	53	2
Unsettled purchases of non-derivative financial instruments[5]	0.2	31	0.2	12
Unsettled sales of non-derivative financial instruments[5]	0.2	21	0.2	24
Total derivative financial instruments, based on IFRS netting[6]	121.7	5,019	121.1	4,942	12,082
Further netting potential not recognized on the balance sheet[7]	(110.2)		(105.9)
of which: netting of recognized financial liabilities / assets	(88.9)		(88.9)
of which: netting with collateral received / pledged	(21.3)		(17.0)
Total derivative financial instruments, after consideration of further netting potential	11.5		15.2

As of 31.3.19, USD billion
Derivative financial instruments[1,2]
Interest rate contracts	40.1	1,114	35.4	1,115	11,049
Credit derivative contracts	2.1	74	3.2	78	0
Foreign exchange contracts	44.3	2,892	44.8	2,752	1
Equity / index contracts	22.9	430	25.9	527	122
Commodity contracts	1.2	50	1.0	40	8
Unsettled purchases of non-derivative financial instruments[5]	0.2	29	0.2	17
Unsettled sales of non-derivative financial instruments[5]	0.2	27	0.3	22
Total derivative financial instruments, based on IFRS netting[6]	111.2	4,617	110.8	4,550	11,180
Further netting potential not recognized on the balance sheet[7]	(100.9)		(97.5)
of which: netting of recognized financial liabilities / assets	(81.4)		(81.4)
of which: netting with collateral received / pledged	(19.5)		(16.0)
Total derivative financial instruments, after consideration of further netting potential	10.2		13.3

As of 31.12.18, USD billion
Derivative financial instruments[1,2]
Interest rate contracts	37.1	1,051	32.7	1,021	10,779
Credit derivative contracts	1.9	74	2.7	78	0
Foreign exchange contracts	53.5	2,626	53.4	2,517	0
Equity / index contracts	31.4	409	35.0	489	106
Commodity contracts	1.8	46	1.5	39	9
Unsettled purchases of non-derivative financial instruments[5]	0.2	17	0.1	6
Unsettled sales of non-derivative financial instruments[5]	0.4	15	0.2	13
Total derivative financial instruments, based on IFRS netting[6]	126.2	4,239	125.7	4,163	10,894
Further netting potential not recognized on the balance sheet[7]	(114.8)		(111.7)
of which: netting of recognized financial liabilities / assets	(90.8)		(90.8)
of which: netting with collateral received / pledged	(24.0)		(20.9)
Total derivative financial instruments, after consideration of further netting potential	11.4		14.0
1 Derivative financial liabilities as of 30 June 2019 include USD 14 million related to derivative loan commitments (31 March 2019: USD 18 million; 31 December 2018: USD 17 million). No notional amounts related to these commitments are included in this table, but they are disclosed in Note 17 under Loan commitments. 2 Includes certain forward starting repurchase and reverse repurchase agreements that are classified as measured at fair value through profit or loss and are recognized within derivative instruments. The fair value of these derivative instruments was not material as of 30 June 2019, 31 March 2019 or 31 December 2018. No notional amounts related to these instruments are included in this table, but they are disclosed within Note 17 under Forward starting transactions. 3 In cases where derivative financial instruments are presented on a net basis on the balance sheet, the respective notional values of the netted derivative financial instruments are still presented on a gross basis. 4 Other notional values relate to derivatives that are cleared through either a central counterparty or an exchange. The fair value of these derivatives is presented on the balance sheet net of the corresponding cash margin under Cash collateral receivables on derivative instruments and Cash collateral payables on derivative instruments and was not material for all periods presented. 5 Changes in the fair value of purchased and sold non-derivative financial instruments between trade date and settlement date are recognized as derivative financial instruments. 6 Financial assets and liabilities are presented net on the balance sheet if UBS has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. 7 Reflects the netting potential in accordance with enforceable master netting and similar arrangements where not all criteria for a net presentation on the balance sheet have been met. Refer to “Note 25 Offsetting financial assets and financial liabilities” in the “Consolidated financial statements” section of the Annual Report 2018 for more information.

Disclosure Of Financial Liabilities Explanatory
As of 30.6.19, USD billion	Derivativefinancialassets	Notional valuesrelated to derivativefinancial assets[3]	Derivativefinancialliabilities	Notional valuesrelated to derivativefinancial liabilities[3]	Othernotionalvalues[4]
Derivative financial instruments[1,2]
Interest rate contracts	44.4	1,167	39.5	1,133	11,968
Credit derivative contracts	2.2	73	3.3	75	0
Foreign exchange contracts	48.1	3,190	48.9	3,091	1
Equity / index contracts	23.6	467	26.4	553	111
Commodity contracts	2.9	70	2.6	53	2
Unsettled purchases of non-derivative financial instruments[5]	0.2	31	0.2	12
Unsettled sales of non-derivative financial instruments[5]	0.2	21	0.2	24
Total derivative financial instruments, based on IFRS netting[6]	121.7	5,019	121.1	4,942	12,082
Further netting potential not recognized on the balance sheet[7]	(110.2)		(105.9)
of which: netting of recognized financial liabilities / assets	(88.9)		(88.9)
of which: netting with collateral received / pledged	(21.3)		(17.0)
Total derivative financial instruments, after consideration of further netting potential	11.5		15.2

As of 31.3.19, USD billion
Derivative financial instruments[1,2]
Interest rate contracts	40.1	1,114	35.4	1,115	11,049
Credit derivative contracts	2.1	74	3.2	78	0
Foreign exchange contracts	44.3	2,892	44.8	2,752	1
Equity / index contracts	22.9	430	25.9	527	122
Commodity contracts	1.2	50	1.0	40	8
Unsettled purchases of non-derivative financial instruments[5]	0.2	29	0.2	17
Unsettled sales of non-derivative financial instruments[5]	0.2	27	0.3	22
Total derivative financial instruments, based on IFRS netting[6]	111.2	4,617	110.8	4,550	11,180
Further netting potential not recognized on the balance sheet[7]	(100.9)		(97.5)
of which: netting of recognized financial liabilities / assets	(81.4)		(81.4)
of which: netting with collateral received / pledged	(19.5)		(16.0)
Total derivative financial instruments, after consideration of further netting potential	10.2		13.3

As of 31.12.18, USD billion
Derivative financial instruments[1,2]
Interest rate contracts	37.1	1,051	32.7	1,021	10,779
Credit derivative contracts	1.9	74	2.7	78	0
Foreign exchange contracts	53.5	2,626	53.4	2,517	0
Equity / index contracts	31.4	409	35.0	489	106
Commodity contracts	1.8	46	1.5	39	9
Unsettled purchases of non-derivative financial instruments[5]	0.2	17	0.1	6
Unsettled sales of non-derivative financial instruments[5]	0.4	15	0.2	13
Total derivative financial instruments, based on IFRS netting[6]	126.2	4,239	125.7	4,163	10,894
Further netting potential not recognized on the balance sheet[7]	(114.8)		(111.7)
of which: netting of recognized financial liabilities / assets	(90.8)		(90.8)
of which: netting with collateral received / pledged	(24.0)		(20.9)
Total derivative financial instruments, after consideration of further netting potential	11.4		14.0
1 Derivative financial liabilities as of 30 June 2019 include USD 14 million related to derivative loan commitments (31 March 2019: USD 18 million; 31 December 2018: USD 17 million). No notional amounts related to these commitments are included in this table, but they are disclosed in Note 17 under Loan commitments. 2 Includes certain forward starting repurchase and reverse repurchase agreements that are classified as measured at fair value through profit or loss and are recognized within derivative instruments. The fair value of these derivative instruments was not material as of 30 June 2019, 31 March 2019 or 31 December 2018. No notional amounts related to these instruments are included in this table, but they are disclosed within Note 17 under Forward starting transactions. 3 In cases where derivative financial instruments are presented on a net basis on the balance sheet, the respective notional values of the netted derivative financial instruments are still presented on a gross basis. 4 Other notional values relate to derivatives that are cleared through either a central counterparty or an exchange. The fair value of these derivatives is presented on the balance sheet net of the corresponding cash margin under Cash collateral receivables on derivative instruments and Cash collateral payables on derivative instruments and was not material for all periods presented. 5 Changes in the fair value of purchased and sold non-derivative financial instruments between trade date and settlement date are recognized as derivative financial instruments. 6 Financial assets and liabilities are presented net on the balance sheet if UBS has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. 7 Reflects the netting potential in accordance with enforceable master netting and similar arrangements where not all criteria for a net presentation on the balance sheet have been met. Refer to “Note 25 Offsetting financial assets and financial liabilities” in the “Consolidated financial statements” section of the Annual Report 2018 for more information.

Disclosure Of Offsetting Of Financial Assets Explanatory
As of 30.6.19, USD billion	Derivativefinancialassets	Notional valuesrelated to derivativefinancial assets[3]	Derivativefinancialliabilities	Notional valuesrelated to derivativefinancial liabilities[3]	Othernotionalvalues[4]
Derivative financial instruments[1,2]
Interest rate contracts	44.4	1,167	39.5	1,133	11,968
Credit derivative contracts	2.2	73	3.3	75	0
Foreign exchange contracts	48.1	3,190	48.9	3,091	1
Equity / index contracts	23.6	467	26.4	553	111
Commodity contracts	2.9	70	2.6	53	2
Unsettled purchases of non-derivative financial instruments[5]	0.2	31	0.2	12
Unsettled sales of non-derivative financial instruments[5]	0.2	21	0.2	24
Total derivative financial instruments, based on IFRS netting[6]	121.7	5,019	121.1	4,942	12,082
Further netting potential not recognized on the balance sheet[7]	(110.2)		(105.9)
of which: netting of recognized financial liabilities / assets	(88.9)		(88.9)
of which: netting with collateral received / pledged	(21.3)		(17.0)
Total derivative financial instruments, after consideration of further netting potential	11.5		15.2

As of 31.3.19, USD billion
Derivative financial instruments[1,2]
Interest rate contracts	40.1	1,114	35.4	1,115	11,049
Credit derivative contracts	2.1	74	3.2	78	0
Foreign exchange contracts	44.3	2,892	44.8	2,752	1
Equity / index contracts	22.9	430	25.9	527	122
Commodity contracts	1.2	50	1.0	40	8
Unsettled purchases of non-derivative financial instruments[5]	0.2	29	0.2	17
Unsettled sales of non-derivative financial instruments[5]	0.2	27	0.3	22
Total derivative financial instruments, based on IFRS netting[6]	111.2	4,617	110.8	4,550	11,180
Further netting potential not recognized on the balance sheet[7]	(100.9)		(97.5)
of which: netting of recognized financial liabilities / assets	(81.4)		(81.4)
of which: netting with collateral received / pledged	(19.5)		(16.0)
Total derivative financial instruments, after consideration of further netting potential	10.2		13.3

As of 31.12.18, USD billion
Derivative financial instruments[1,2]
Interest rate contracts	37.1	1,051	32.7	1,021	10,779
Credit derivative contracts	1.9	74	2.7	78	0
Foreign exchange contracts	53.5	2,626	53.4	2,517	0
Equity / index contracts	31.4	409	35.0	489	106
Commodity contracts	1.8	46	1.5	39	9
Unsettled purchases of non-derivative financial instruments[5]	0.2	17	0.1	6
Unsettled sales of non-derivative financial instruments[5]	0.4	15	0.2	13
Total derivative financial instruments, based on IFRS netting[6]	126.2	4,239	125.7	4,163	10,894
Further netting potential not recognized on the balance sheet[7]	(114.8)		(111.7)
of which: netting of recognized financial liabilities / assets	(90.8)		(90.8)
of which: netting with collateral received / pledged	(24.0)		(20.9)
Total derivative financial instruments, after consideration of further netting potential	11.4		14.0
1 Derivative financial liabilities as of 30 June 2019 include USD 14 million related to derivative loan commitments (31 March 2019: USD 18 million; 31 December 2018: USD 17 million). No notional amounts related to these commitments are included in this table, but they are disclosed in Note 17 under Loan commitments. 2 Includes certain forward starting repurchase and reverse repurchase agreements that are classified as measured at fair value through profit or loss and are recognized within derivative instruments. The fair value of these derivative instruments was not material as of 30 June 2019, 31 March 2019 or 31 December 2018. No notional amounts related to these instruments are included in this table, but they are disclosed within Note 17 under Forward starting transactions. 3 In cases where derivative financial instruments are presented on a net basis on the balance sheet, the respective notional values of the netted derivative financial instruments are still presented on a gross basis. 4 Other notional values relate to derivatives that are cleared through either a central counterparty or an exchange. The fair value of these derivatives is presented on the balance sheet net of the corresponding cash margin under Cash collateral receivables on derivative instruments and Cash collateral payables on derivative instruments and was not material for all periods presented. 5 Changes in the fair value of purchased and sold non-derivative financial instruments between trade date and settlement date are recognized as derivative financial instruments. 6 Financial assets and liabilities are presented net on the balance sheet if UBS has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. 7 Reflects the netting potential in accordance with enforceable master netting and similar arrangements where not all criteria for a net presentation on the balance sheet have been met. Refer to “Note 25 Offsetting financial assets and financial liabilities” in the “Consolidated financial statements” section of the Annual Report 2018 for more information.

Disclosure Of Offsetting Of Financial Liabilities Explanatory
As of 30.6.19, USD billion	Derivativefinancialassets	Notional valuesrelated to derivativefinancial assets[3]	Derivativefinancialliabilities	Notional valuesrelated to derivativefinancial liabilities[3]	Othernotionalvalues[4]
Derivative financial instruments[1,2]
Interest rate contracts	44.4	1,167	39.5	1,133	11,968
Credit derivative contracts	2.2	73	3.3	75	0
Foreign exchange contracts	48.1	3,190	48.9	3,091	1
Equity / index contracts	23.6	467	26.4	553	111
Commodity contracts	2.9	70	2.6	53	2
Unsettled purchases of non-derivative financial instruments[5]	0.2	31	0.2	12
Unsettled sales of non-derivative financial instruments[5]	0.2	21	0.2	24
Total derivative financial instruments, based on IFRS netting[6]	121.7	5,019	121.1	4,942	12,082
Further netting potential not recognized on the balance sheet[7]	(110.2)		(105.9)
of which: netting of recognized financial liabilities / assets	(88.9)		(88.9)
of which: netting with collateral received / pledged	(21.3)		(17.0)
Total derivative financial instruments, after consideration of further netting potential	11.5		15.2

As of 31.3.19, USD billion
Derivative financial instruments[1,2]
Interest rate contracts	40.1	1,114	35.4	1,115	11,049
Credit derivative contracts	2.1	74	3.2	78	0
Foreign exchange contracts	44.3	2,892	44.8	2,752	1
Equity / index contracts	22.9	430	25.9	527	122
Commodity contracts	1.2	50	1.0	40	8
Unsettled purchases of non-derivative financial instruments[5]	0.2	29	0.2	17
Unsettled sales of non-derivative financial instruments[5]	0.2	27	0.3	22
Total derivative financial instruments, based on IFRS netting[6]	111.2	4,617	110.8	4,550	11,180
Further netting potential not recognized on the balance sheet[7]	(100.9)		(97.5)
of which: netting of recognized financial liabilities / assets	(81.4)		(81.4)
of which: netting with collateral received / pledged	(19.5)		(16.0)
Total derivative financial instruments, after consideration of further netting potential	10.2		13.3

As of 31.12.18, USD billion
Derivative financial instruments[1,2]
Interest rate contracts	37.1	1,051	32.7	1,021	10,779
Credit derivative contracts	1.9	74	2.7	78	0
Foreign exchange contracts	53.5	2,626	53.4	2,517	0
Equity / index contracts	31.4	409	35.0	489	106
Commodity contracts	1.8	46	1.5	39	9
Unsettled purchases of non-derivative financial instruments[5]	0.2	17	0.1	6
Unsettled sales of non-derivative financial instruments[5]	0.4	15	0.2	13
Total derivative financial instruments, based on IFRS netting[6]	126.2	4,239	125.7	4,163	10,894
Further netting potential not recognized on the balance sheet[7]	(114.8)		(111.7)
of which: netting of recognized financial liabilities / assets	(90.8)		(90.8)
of which: netting with collateral received / pledged	(24.0)		(20.9)
Total derivative financial instruments, after consideration of further netting potential	11.4		14.0
1 Derivative financial liabilities as of 30 June 2019 include USD 14 million related to derivative loan commitments (31 March 2019: USD 18 million; 31 December 2018: USD 17 million). No notional amounts related to these commitments are included in this table, but they are disclosed in Note 17 under Loan commitments. 2 Includes certain forward starting repurchase and reverse repurchase agreements that are classified as measured at fair value through profit or loss and are recognized within derivative instruments. The fair value of these derivative instruments was not material as of 30 June 2019, 31 March 2019 or 31 December 2018. No notional amounts related to these instruments are included in this table, but they are disclosed within Note 17 under Forward starting transactions. 3 In cases where derivative financial instruments are presented on a net basis on the balance sheet, the respective notional values of the netted derivative financial instruments are still presented on a gross basis. 4 Other notional values relate to derivatives that are cleared through either a central counterparty or an exchange. The fair value of these derivatives is presented on the balance sheet net of the corresponding cash margin under Cash collateral receivables on derivative instruments and Cash collateral payables on derivative instruments and was not material for all periods presented. 5 Changes in the fair value of purchased and sold non-derivative financial instruments between trade date and settlement date are recognized as derivative financial instruments. 6 Financial assets and liabilities are presented net on the balance sheet if UBS has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. 7 Reflects the netting potential in accordance with enforceable master netting and similar arrangements where not all criteria for a net presentation on the balance sheet have been met. Refer to “Note 25 Offsetting financial assets and financial liabilities” in the “Consolidated financial statements” section of the Annual Report 2018 for more information.

Cash collateral receivables on derivative instruments
Derivative [Line Items]
Disclosure Of Offsetting Of Financial Assets Explanatory
USD billion	Receivables30.6.19	Payables30.6.19	Receivables31.3.19	Payables31.3.19	Receivables31.12.18	Payables31.12.18
Cash collateral on derivative instruments, based on IFRS netting[1]	23.8	31.4	25.2	30.3	23.6	28.9
Further netting potential not recognized on the balance sheet[2]	(14.2)	(17.9)	(14.1)	(15.0)	(14.5)	(15.4)
of which: netting of recognized financial liabilities / assets	(13.4)	(16.2)	(12.2)	(13.7)	(13.5)	(14.2)
of which: netting with collateral received / pledged	(0.7)	(1.7)	(1.9)	(1.4)	(1.0)	(1.2)
Cash collateral on derivative instruments, after consideration of further netting potential	9.6	13.5	11.1	15.3	9.1	13.5
1 Financial assets and liabilities are presented net on the balance sheet if UBS has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of UBS or its counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. 2 Reflects the netting potential in accordance with enforceable master netting and similar arrangements where not all criteria for a net presentation on the balance sheet have been met. Refer to “Note 25 Offsetting financial assets and financial liabilities” in the “Consolidated financial statements” section of the Annual Report 2018 for more information.

Disclosure Of Offsetting Of Financial Liabilities Explanatory
USD billion	Receivables30.6.19	Payables30.6.19	Receivables31.3.19	Payables31.3.19	Receivables31.12.18	Payables31.12.18
Cash collateral on derivative instruments, based on IFRS netting[1]	23.8	31.4	25.2	30.3	23.6	28.9
Further netting potential not recognized on the balance sheet[2]	(14.2)	(17.9)	(14.1)	(15.0)	(14.5)	(15.4)
of which: netting of recognized financial liabilities / assets	(13.4)	(16.2)	(12.2)	(13.7)	(13.5)	(14.2)
of which: netting with collateral received / pledged	(0.7)	(1.7)	(1.9)	(1.4)	(1.0)	(1.2)
Cash collateral on derivative instruments, after consideration of further netting potential	9.6	13.5	11.1	15.3	9.1	13.5
1 Financial assets and liabilities are presented net on the balance sheet if UBS has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of UBS or its counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. 2 Reflects the netting potential in accordance with enforceable master netting and similar arrangements where not all criteria for a net presentation on the balance sheet have been met. Refer to “Note 25 Offsetting financial assets and financial liabilities” in the “Consolidated financial statements” section of the Annual Report 2018 for more information.

Cash collateral payables on derivative instruments
Derivative [Line Items]
Disclosure Of Offsetting Of Financial Assets Explanatory
USD billion	Receivables30.6.19	Payables30.6.19	Receivables31.3.19	Payables31.3.19	Receivables31.12.18	Payables31.12.18
Cash collateral on derivative instruments, based on IFRS netting[1]	23.8	31.4	25.2	30.3	23.6	28.9
Further netting potential not recognized on the balance sheet[2]	(14.2)	(17.9)	(14.1)	(15.0)	(14.5)	(15.4)
of which: netting of recognized financial liabilities / assets	(13.4)	(16.2)	(12.2)	(13.7)	(13.5)	(14.2)
of which: netting with collateral received / pledged	(0.7)	(1.7)	(1.9)	(1.4)	(1.0)	(1.2)
Cash collateral on derivative instruments, after consideration of further netting potential	9.6	13.5	11.1	15.3	9.1	13.5
1 Financial assets and liabilities are presented net on the balance sheet if UBS has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of UBS or its counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. 2 Reflects the netting potential in accordance with enforceable master netting and similar arrangements where not all criteria for a net presentation on the balance sheet have been met. Refer to “Note 25 Offsetting financial assets and financial liabilities” in the “Consolidated financial statements” section of the Annual Report 2018 for more information.

Disclosure Of Offsetting Of Financial Liabilities Explanatory
USD billion	Receivables30.6.19	Payables30.6.19	Receivables31.3.19	Payables31.3.19	Receivables31.12.18	Payables31.12.18
Cash collateral on derivative instruments, based on IFRS netting[1]	23.8	31.4	25.2	30.3	23.6	28.9
Further netting potential not recognized on the balance sheet[2]	(14.2)	(17.9)	(14.1)	(15.0)	(14.5)	(15.4)
of which: netting of recognized financial liabilities / assets	(13.4)	(16.2)	(12.2)	(13.7)	(13.5)	(14.2)
of which: netting with collateral received / pledged	(0.7)	(1.7)	(1.9)	(1.4)	(1.0)	(1.2)
Cash collateral on derivative instruments, after consideration of further netting potential	9.6	13.5	11.1	15.3	9.1	13.5
1 Financial assets and liabilities are presented net on the balance sheet if UBS has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of UBS or its counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. 2 Reflects the netting potential in accordance with enforceable master netting and similar arrangements where not all criteria for a net presentation on the balance sheet have been met. Refer to “Note 25 Offsetting financial assets and financial liabilities” in the “Consolidated financial statements” section of the Annual Report 2018 for more information.